Note D - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
D
- Loans and Allowance for Loan Losses

Loans are comprised of the following at
December
31:
	2016	2015
Residential real estate	$286,022	$223,875
Commercial real estate:
Owner-occupied	77,605	73,458
Nonowner-occupied	90,532	72,002
Construction	45,870	23,852
Commercial and industrial	100,589	81,936
Consumer:
Automobile	59,772	44,566
Home equity	20,861	20,841
Other	53,650	45,222
	734,901	585,752
Less: Allowance for loan losses	(7,699)	(6,648)

Loans, net	$727,202	$579,104

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended
December
31,
2016,
2015
and
2014:

December 31, 2016	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,087	$1,959	$2,589	$1,013	$6,648
Provision for loan losses	(63)	2,287	(1,112)	1,714	2,826
Loans charged off	(384)	(63)	(586)	(2,170)	(3,203)
Recoveries	299	132	16	981	1,428
Total ending allowance balance	$939	$4,315	$907	$1,538	$7,699

December 31, 2015	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,426	$4,195	$1,602	$1,111	$8,334
Provision for loan losses	103	(469)	777	679	1,090
Loans charged off	(828)	(1,971)	(24)	(1,428)	(4,251)
Recoveries	386	204	234	651	1,475
Total ending allowance balance	$1,087	$1,959	$2,589	$1,013	$6,648

December 31, 2014	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,169	$2,914	$1,279	$793	$6,155
Provision for loan losses	458	1,408	(28)	949	2,787
Loans charged off	(487)	(235)	(41)	(1,216)	(1,979)
Recoveries	286	108	392	585	1,371
Total ending allowance balance	$1,426	$4,195	$1,602	$1,111	$8,334

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of
December
31,
2016
and
2015:

December 31, 2016	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$2,535	$241	$205	$2,981
Collectively evaluated for impairment		939	1,780	666	1,333	4,718
Total ending allowance balance		$939	$4,315	$907	$1,538	$7,699

Loans:
Loans individually evaluated for impairment		$717	$13,111	$8,465	$416	$22,709
Loans collectively evaluated for impairment		285,305	200,896	92,124	133,867	712,192
Total ending loans balance		$286,022	$214,007	$100,589	$134,283	$734,901

December 31, 2015	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$311	$1,850	$3	$2,164
Collectively evaluated for impairment		1,087	1,648	739	1,010	4,484
Total ending allowance balance		$1,087	$1,959	$2,589	$1,013	$6,648

Loans:
Loans individually evaluated for impairment		$1,001	$7,318	$8,691	$218	$17,228
Loans collectively evaluated for impairment		222,874	161,994	73,245	110,411	568,524
Total ending loans balance		$223,875	$169,312	$81,936	$110,629	$585,752

The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended
December
31,
2016,
2015
and
2014:

December 31, 2016	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$5,477	$5,477	$2,435	$3,185	$300	$300
Nonowner-occupied	384	384	100	390	19	19
Commercial and industrial	392	392	241	391	----	----
Consumer:
Home equity	416	416	205	421	21	21

With no related allowance recorded:
Residential real estate	717	717	----	726	31	31
Commercial real estate:
Owner-occupied	3,638	3,091	----	3,005	178	178
Nonowner-occupied	5,078	3,632	----	3,572	79	79
Construction	1,001	527	----	522	136	136
Commercial and industrial	8,073	8,073	----	7,681	381	381
Total	$25,176	$22,709	$2,981	$19,893	$1,145	$1,145

December 31, 2015	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$204	$204	$204	$204	$13	$13
Nonowner-occupied	396	396	107	402	75	75
Commercial and industrial	4,355	4,355	1,850	3,545	149	149
Consumer:
Home equity	218	218	3	219	8	8

With no related allowance recorded:
Residential real estate	1,001	1,001	----	809	45	45
Commercial real estate:
Owner-occupied	3,812	3,265	----	2,747	181	181
Nonowner-occupied	5,178	2,773	----	3,439	49	49
Construction	680	680	----	544	----	----
Commercial and industrial	4,336	4,336	----	3,985	180	180
Total	$20,180	$17,228	$2,164	$15,894	$700	$700

December 31, 2014	Unpaid Principal Balance		Recorded Investment		Allowance for Loan Losses Allocated		Average Impaired Loans		Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$	----	$	----	$	----	$	----	$6	$6
Commercial real estate:
Owner-occupied		1,177		1,177		414		471	32	32
Nonowner-occupied		7,656		7,656		2,092		8,303	398	398
Commercial and industrial		2,356		2,356		900		2,441	110	110
Consumer:
Home equity		219		219		6		219	7	7

With no related allowance recorded:
Residential real estate		1,415		1,415		----		882	58	58
Commercial real estate:
Owner-occupied		3,125		2,578		----		2,135	113	113
Nonowner-occupied		1,298		300		----		300	50	50
Commercial and industrial		4,703		4,468		----		2,278	180	180

Total		$21,949		$20,169		$3,412		$17,029	$954	$954

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.

Nonaccrual loans and loans past due
90
days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu). As of
December
31,
2016
and
December
31,
2015,
other real estate owned secured by residential real estate totaled
$938
and
$1,131,
respectively. In addition, nonaccrual residential mortgage loans that are in the process of foreclosure had a recorded investment of
$1,492
and
$988
as of
December
31,
2016
and
December
31,
2015,
respectively.

The following table presents the recorded investment of nonaccrual loans and loans past due
90
days or more and still accruing by class of loans as of
December
31,
2016
and
2015:

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2016
Residential real estate	$132	$3,445
Commercial real estate:
Owner-occupied	28	1,571
Nonowner-occupied	----	2,506
Construction	----	527
Commercial and industrial	----	867
Consumer:
Automobile	121	5
Home equity	----	34
Other	46	6
Total	$327	$8,961

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2015
Residential real estate	$20	$2,048
Commercial real estate:
Owner-occupied	----	404
Nonowner-occupied	----	2,737
Construction	----	769
Commercial and industrial	----	1,152
Consumer:
Automobile	18	27
Home equity	----	96
Other	1	3
Total	$39	$7,236

The following table presents the aging of the recorded investment of past due loans by class of loans as of
December
31,
2016
and
2015:

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,728	$953	$2,201	$6,882	$279,140	$286,022
Commercial real estate:
Owner-occupied	134	366	1,325	1,825	75,780	77,605
Nonowner-occupied	261	18	2,506	2,785	87,747	90,532
Construction	66	52	182	300	45,570	45,870
Commercial and industrial	1,283	483	800	2,566	98,023	100,589
Consumer:
Automobile	1,091	221	126	1,438	58,334	59,772
Home equity	349	45	----	394	20,467	20,861
Other	685	155	46	886	52,764	53,650

Total	$7,597	$2,293	$7,186	$17,076	$717,825	$734,901

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,564	$1,484	$1,708	$5,756	$218,119	$223,875
Commercial real estate:
Owner-occupied	141	33	371	545	72,913	73,458
Nonowner-occupied	35	334	2,737	3,106	68,896	72,002
Construction	----	2	769	771	23,081	23,852
Commercial and industrial	31	88	1,077	1,196	80,740	81,936
Consumer:
Automobile	727	197	36	960	43,606	44,566
Home equity	75	----	76	151	20,690	20,841
Other	420	104	4	528	44,694	45,222

Total	$3,993	$2,242	$6,778	$13,013	$572,739	$585,752

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.  All TDR’s are considered to be impaired.   The modification of the terms of such loans included
one
or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.

The Company has allocated reserves for a portion of its TDR’s to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

The following table presents the types of TDR loan modifications by class of loans as of
December
31,
2016
and
December
31,
2015:
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2016
Residential real estate:
Interest only payments	$717	$	----	$717
Commercial real estate:
Owner-occupied
Interest only payments	284		----	284
Rate reduction	----		232	232
Reduction of principal and interest payments	579		----	579
Maturity extension at lower stated rate than market rate	1,582		----	1,582
Nonowner-occupied
Interest only payments	600		2,210	2,810
Rate reduction	384		----	384
Credit extension at lower stated rate than market rate	574		----	574
Commercial and industrial
Interest only payments	8,074		----	8,074
Credit extension at lower stated rate than market rate	----		391	391
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	213		----	213
Credit extension at lower stated rate than market rate	203		----	203

Total TDR’s	$13,210		$2,833	$16,043

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2015
Residential real estate:
Interest only payments	$1,001	$	----	$1,001
Commercial real estate:
Owner-occupied
Interest only payments	433		----	433
Rate reduction	----		232	232
Reduction of principal and interest payments	604		----	604
Maturity extension at lower stated rate than market rate	1,996		----	1,996
Credit extension at lower stated rate than market rate	204		----	204
Nonowner-occupied
Interest only payments	300		2,473	2,773
Rate reduction	396		----	396
Commercial and industrial
Interest only payments	7,579		----	7,579
Credit extension at lower stated rate than market rate	226		391	617
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218		----	218

Total TDR’s	$12,957		$3,096	$16,053

During the
twelve
months ended
December
31,
2016,
the TDR’s described above decreased the allowance for loan losses and provision expense by
$1,112,
with corresponding charge-offs of
$11.
During the year ended
December
31,
2015,
the TDR’s described above increased the allowance for loan losses and provision expense by
$93
with corresponding charge-offs of
$1,422.
The charge-offs of
$1,422
during
2015
included
$1,304
that were related to specific reserves that had already been provided for during
2014,
and, as a result, did not impact provision expense during
2015.

At
December
31,
2016,
the balance in TDR loans decreased
$10,
or
0.1%,
from year-end
2015.
The Company had
82%
of its TDR’s performing according to their modified terms at
December
31,
2016,
as compared to
81%
at
December
31,
2015.
The Company’s specific allocations in reserves to customers whose loan terms have been modified in TDR’s totaled
$546
at
December
31,
2016,
as compared to
$1,669
in reserves at
December
31,
2015.
Lower specific reserves in
2016
was impacted by the reduction of
$1,160
in specific reserves that were previously related to
one
commercial and industrial loan relationship. During the
second
quarter of
2016,
a re-evaluation of this borrower’s financial performance identified significant improvement, which resulted in a credit quality upgrade to the borrower relationship and no identified collateral impairment. At
December
31,
2016,
the Company had
$2,427
in commitments to lend additional amounts to customers with outstanding loans that are classified as TDR’s, as compared to
$995
at
December
31,
2015.

The following table presents the pre- and post-modification balances of TDR loan modifications by class of loans that occurred during the years ended
December
31,
2016
and
2015:
	TDR’s Performing to Modified Terms				TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment		Post-Modification Recorded Investment		Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2016
Commercial real estate:
Nonowner-occupied
Interest only payments	$	----	$	----	$226	$226
Credit extension at lower stated rate than market rate		574		574	----	----

Total TDR’s		$574		$574	$226	$226

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2015
Residential real estate
Interest only payments	$495	$495	----	----
Commercial real estate:
Owner-occupied
Maturity extension at lower stated rate than market rate	1,025	1,025	----	----
Commercial and industrial
Credit extension at lower stated rate than market rate	226	226	----	----

Total TDR’s	$1,746	$1,746	----	----

During the
twelve
months ended
December
31,
2016,
the Company placed
one
commercial real estate TDR totaling
$226
on nonaccrual status. The borrower continues to experience financial difficulty and the Company has started the foreclosure process. The Company reviewed the loan's collateral during the third
quarter and identified
$11
in collateral impairment, which resulted in a partial charge-off of principal. There were no specific allocations of the allowance for loan losses recorded on the impaired TDR loan at
December
31,
2016.
All of the Company’s loans that were restructured during the twelve
months ended
December
31,
2015
were performing in accordance with their modified terms. Excluding the commercial real estate loan of
$226
previously mentioned, there were
no
other TDR's described above at
December
31,
2016
and
2015
that experienced any payment defaults within
twelve
months following their loan modification. A default is considered to have occurred once the TDR is past due
90
days or more or it has been placed on nonaccrual. TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. The loans modified during the twelve
months ended
December
31,
2016
increased the provision expense and the allowance for loan losses by
$11.
As of
December
31,
2016,
the Company had no allocation of reserves to customers whose loan terms were modified during the year ended
2016.
The loans modified during the
twelve
months ended
December
31,
2015
had no impact on the provision expense or the allowance for loan losses. As of
December
31,
2015,
the Company had no allocation of reserves to customers whose loan terms were modified during the year ended of
2015.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from
1
through
11.
The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded
8
and its classified assets to be loans that are graded
9
through
11.
The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed
$500.

The Company uses the following definitions for its
criticized
loan risk ratings:

Special Mention.
Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may
be necessary to correct the deficiencies.  These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a troubled debt restructuring should be graded no higher than special mention until they have been reported as performing over one
year after restructuring.

The Company uses the following definitions for its
classified
loan risk ratings:

Substandard.
Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one
or more well defined weaknesses and the collateral pledged
may
inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade
8
loans. Collateral liquidation considered likely to satisfy debt.

Doubtful
.
Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may
strengthen the credit can be more accurately determined. These factors may
include proposed acquisitions, liquidation procedures, capital injection, and receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Loss
.
Loans classified as loss are considered uncollectible and are of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the credit has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset yielding such a minimum value even though partial recovery may
be affected in the future. Amounts classified as loss should be promptly charged off.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from
1
(Prime) to
7
(Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date. As of
December
31,
2016
and
December
31,
2015,
and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2016	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$66,495	$428	$10,682	$77,605
Nonowner-occupied	83,103	2,364	5,065	90,532
Construction	45,325	----	545	45,870
Commercial and industrial	94,091	188	6,310	100,589
Total	$289,014	$2,980	$22,602	$314,596

December 31, 2015	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$62,287	$6,738	$4,433	$73,458
Nonowner-occupied	61,577	6,305	4,120	72,002
Construction	23,080	----	772	23,852
Commercial and industrial	70,852	5,232	5,852	81,936
Total	$217,796	$18,275	$15,177	$251,248

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau) but not thereafter. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.

For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of
December
31,
2016
and
December
31,
2015:

	Consumer
December 31, 2016	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$59,646	$20,827	$53,598	$282,445	$416,516
Nonperforming	126	34	52	3,577	3,789
Total	$59,772	$20,861	$53,650	$286,022	$420,305

	Consumer
December 31, 2015	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$44,521	$20,745	$45,218	$221,807	$332,291
Nonperforming	45	96	4	2,068	2,213
Total	$44,566	$20,841	$45,222	$223,875	$334,504

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the southeastern area of Ohio as well as the western counties of West Virginia.  Approximately
5.61%
of total loans were unsecured at
December
31,
2016,
down from
6.06%
at
December
31,
2015.